KraneShares MSCI All China Health Care Index ETF
KraneShares MSCI All China Health Care Index ETF (the "Fund")

KRANE SHARES TRUST

KraneShares MSCI All China Health Care Index ETF (the "Fund")

Supplement dated June 3, 2019 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a "Prospectus" and together, the "Prospectuses") and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

The following changes are made to the Prospectuses and Statement of Additional Information:

●	In the Fund Summary/Summary Prospectus section of the Prospectuses related to the Fund, the table and text under the "Fees and Expenses of the Fund" and "Example" headings are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees**	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver***	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%

*Expenses have been restated to reflect current expenses.

**Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.

***Effective May 30, 2019, Krane has contractually agreed to waive its management fee in the amount of 0.14% per year of the Fund's average daily net assets ("Fee Waiver"). The Fee Waiver will continue until August 1, 2020, and may only be terminated prior thereto by the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 Year	3 Years
$66	$236

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	KraneShares MSCI All China Health Care Index ETF KraneShares MSCI All China Health Care Index ETF	[1]
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver	0.14%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.65%
[1]	Expenses have been restated to reflect current expenses.
[2]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[3]	Effective May 30, 2019, Krane has contractually agreed to waive its management fee in the amount of 0.14% per year of the Fund's average daily net assets ("Fee Waiver"). The Fee Waiver will continue until August 1, 2020, and may only be terminated prior thereto by the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example	1 Year	3 Years
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF | USD ($)	66	236

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.